CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 56,231	$ 57,238
Short-term restricted cash	7,034	3,839
Restricted cash held by trustees	1,549	1,004
Trade receivables, net	51,654	51,994
Inventories	31,933	29,612
Other current assets	25,767	22,973
Total current assets	174,168	166,660
LONG-TERM INVESTMENTS AND RECEIVABLES:
Severance pay funds	9,722	10,572
Long-term restricted cash	2,025	4,583
Long-term trade receivables, receivables in respect of capital leases and other receivables	20,219	6,538
Total long-term investments and receivables	31,966	21,693
PROPERTY AND EQUIPMENT, NET	100,926	103,490
INTANGIBLE ASSETS, NET	49,927	57,453
GOODWILL	89,691	106,082
Total assets	446,678	455,378
CURRENT LIABILITIES:
Short-term bank credit	2,971	2,129
Current maturities of long-term loans and convertible subordinated notes	19,092	2,186
Trade payables	25,477	18,267
Accrued expenses	25,609	24,591
Short-term advances from customers held by trustees	1,551	1,004
Other current liabilities	36,764	39,675
Total current liabilities	111,464	87,852
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	40,353	45,202
Accrued severance pay	9,445	10,579
Accrued interest related to restructured debt		575
Convertible subordinated notes		14,379
Other long-term liabilities	25,341	32,678
Total long-term liabilities	75,139	103,413
COMMITMENTS AND CONTINGENCIES
EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized - 60,000,000 shares at December 31, 2011 and 2010; Issued and outstanding - 41,182,011 and 40,697,831 shares at December 31, 2011 and 2010, respectively	1,882	1,855
Additional paid-in capital	867,098	865,080
Accumulated other comprehensive income	541	774
Accumulated deficit	(609,446)	(603,596)
Total equity	260,075	264,113
Total liabilities and equity	$ 446,678	$ 455,378